Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable-margin clients	$ 17,900,557	$ 8,010,846
Less: Allowance for doubtful accounts	(149,523)
Accounts receivable- margin clients, net	17,751,034	8,010,846
Accounts receivable-others	7,105,317	8,981,187
Less: Allowance for doubtful accounts	(3,407)	(3,579)
Accounts receivable-others, net	$ 7,101,910	$ 8,977,608